As filed with the Securities and Exchange Commission on November 20, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave., P.O Box 2020
Bloomington, Illinois 61702
(Address of principal executive offices) (Zip code)

Paul M. Harmon
Office of the General Counsel
Bloomington, Illinois 61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2007

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

COUNTRY Growth Fund
Schedule of Investments
September 30, 2006
(Unaudited)

	Shares	Value
COMMON STOCKS - 87.86%
Consumer Discretionary - 7.88%
Dollar General Corporation	154,000	$2,099,020
Gentex Corporation	263,500	3,744,335
Getty Images, Inc. (a)	64,900	3,224,232
Hanesbrands, Inc. (a)	25,125	565,564
The Home Depot, Inc.	95,200	3,452,904
Kohl's Corporation (a)	32,600	2,116,392
Target Corporation	61,600	3,403,400
		18,605,847

Consumer Staples - 12.43%
Altria Group, Inc.	50,000	3,827,500
The Coca-Cola Company	55,000	2,457,400
CVS Corporation	124,000	3,982,880
Kimberly-Clark Corporation	58,200	3,803,952
McCormick & Company	64,700	2,457,306
The Procter & Gamble Company	68,200	4,227,036
Sysco Corporation	107,100	3,582,495
Wal-Mart Stores, Inc.	101,800	5,020,776
		29,359,345

Energy - 10.97%
Apache Corporation	54,000	3,412,800
ChevronTexaco Corp.	47,000	3,048,420
ConocoPhillips	60,500	3,601,565
Diamond Offshore Drilling, Inc.	49,400	3,575,078
Exxon Mobil Corporation	69,500	4,663,450
Halliburton Company	122,000	3,470,900
Schlumberger Limited (b)	66,700	4,137,401
		25,909,614

Financials - 11.76%
ACE Limited (b)	57,200	3,130,556
American Express Company	47,400	2,658,192
American International Group, Inc.	66,500	4,406,290
Bank of America Corporation	38,669	2,071,499
The Bank of New York Company, Inc.	63,700	2,246,062
Citigroup Inc.	105,300	5,230,251
JPMorgan Chase & Co.	79,620	3,738,955
Wells Fargo & Company	119,000	4,305,420
		27,787,225

Health Care - 10.95%
Abbott Laboratories	66,500	3,229,240
Amgen Inc. (a)	32,100	2,296,113
Baxter International Inc.	68,500	3,114,010
Forest Laboratories, Inc. (a)	49,700	2,515,317
Johnson & Johnson	61,000	3,961,340
Medco Health Solutions, Inc. (a)	42,200	2,536,642
Medtronic, Inc.	83,600	3,882,384
Pfizer Inc.	153,000	4,339,080
		25,874,126

Industrials - 10.99%
3M Co.	43,500	3,237,270
Caterpillar Inc.	43,000	2,829,400
Emerson Electric Co.	29,400	2,465,484
FedEx Corp.	23,900	2,597,452
General Electric Company	178,000	6,283,400
Illinois Tool Works, Inc.	61,000	2,738,900
Joy Global, Inc.	27,000	1,015,470
Masco Corporation	114,100	3,128,622
Rockwell Automation, Inc.	28,800	1,673,280
		25,969,278

Information Technology - 14.28%
Analog Devices, Inc.	36,000	1,058,040
Avid Technology, Inc. (a)	51,000	1,857,420
Cisco Systems, Inc. (a)	125,600	2,888,800
EMC Corporation (a)	215,000	2,575,700
First Data Corporation	66,500	2,793,000
Intel Corporation	134,000	2,756,380
International Business Machines Corporation	24,400	1,999,336
International Rectifier Corporation (a)	49,700	1,731,548
Microsoft Corporation	142,100	3,883,593
Nokia Corp. - ADR	186,900	3,680,061
Oracle Corp. (a)	169,000	2,998,060
QUALCOMM Inc.	69,100	2,511,785
Symantec Corporation (a)	141,000	3,000,480
		33,734,203

Materials - 2.57%
Alcoa Inc.	96,000	2,691,840
Newmont Mining Corporation	79,000	3,377,250
		6,069,090

Telecommunication Services - 2.47%
ALLTEL Corporation	43,500	2,414,250
Verizon Communications Inc.	76,122	2,826,410
Windstream Corporation	44,975	593,220
		5,833,880

Utilities - 3.56%
Dominion Resources Inc.	34,950	2,673,325
Duke Energy Corporation	61,000	1,842,200
FPL Group, Inc.	45,500	2,047,500
Progress Energy, Inc.	40,600	1,842,428
		8,405,453
TOTAL COMMON STOCKS (Cost $146,959,698)		$207,548,061

	Principal Amount
ASSET BACKED SECURITIES - 0.23%
Citibank Credit Card Issuance Trust
4.150%, 07/07/2017	$150,000	140,301
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021	150,000	149,739
Federal Home Loan Mortgage Corp.
6.400%, 09/25/2028	202,913	210,305
Green Tree Financial Corporation
6.870%, 01/15/2029	40,686	41,905
TOTAL ASSET BACKED SECURITIES (Cost $528,431)		$542,250

CORPORATE BONDS - 0.14%
Financials - 0.14%
General Electric Capital Corporation
3.000%, 06/27/2018 (d)	250,000	226,318
Inter-American Development Bank
8.875%, 06/01/2009	100,000	109,368
TOTAL CORPORATE BONDS (Cost $343,662)		$335,686

MORTGAGE BACKED SECURITIES - 1.41%
Citicorp Mortgage Securities, Inc
5.000%, 08/25/2020	88,792	87,917
Federal Home Loan Bank
4.840%, 01/25/2012	80,771	79,534
Federal Home Loan Mortgage Corp.
6.000%, 12/15/2008	8,760	8,753
5.125%, 12/15/2013	82,549	81,859
4.000%, 11/15/2018	300,000	271,088
5.000%, 11/15/2018	125,000	122,139
5.750%, 12/15/2018	92,539	92,785
5.000%, 10/01/2020	91,500	89,916
5.000%, 10/15/2031	150,000	144,890
Federal National Mortgage Association
5.000%, 02/01/2014	273,832	271,777
4.500%, 06/25/2018	200,000	189,602
5.500%, 09/01/2025	89,844	89,204
5.500%, 02/01/2033	123,179	121,776
5.500%, 12/01/2035	93,329	91,994
5.290%, 11/25/2043	100,000	98,975
6.500%, 02/25/2044	82,370	84,406
6.500%, 05/25/2044	71,553	73,237
Government National Mortgage Association
9.500%, 06/15/2009	495	513
9.500%, 08/15/2009	386	400
4.500%, 05/20/2014	73,235	71,213
9.000%, 07/15/2016	3,663	3,918
4.116%, 03/16/2019	91,907	89,883
6.500%, 07/15/2029	14,333	14,744
6.000%, 06/15/2031	88,569	89,783
6.000%, 02/15/2032	43,546	44,149
Master Asset Securitization Trust
5.500%, 07/25/2033	80,931	79,034
Morgan Stanley Dean Witter Capital I
5.740%, 12/15/2035	200,000	204,727
Mortgage IT Trust
4.250%, 02/25/2035 (d)	77,902	76,247
Nomura Asset Acceptance Corporation
6.500%, 10/25/2034 (Acquired 8/18/04, Cost $52,437) (e)	49,971	50,910
Residential Asset Securitization Trust
4.750%, 02/25/2019	87,688	84,728
Wachovia Bank Commercial Mortgage Trust
4.445%, 11/15/2035	250,000	243,657
5.230%, 07/15/2041	200,000	200,424
Wells Fargo Mortgage Backed Securities Trust
4.450%, 10/25/2033	70,863	67,867
TOTAL MORTGAGE BACKED SECURITIES (Cost $3,362,616)		$3,322,049

U.S. GOVERNMENT AGENCY ISSUES - 0.63% (c)
Federal Home Loan Bank
2.750%, 04/05/2007 (d)	150,000	148,101
4.000%, 07/02/2015 (d)	200,000	191,513
4.250%, 06/19/2018 (d)	100,000	95,514
4.500%, 06/19/2018 (d)	100,000	95,781
4.000%, 06/26/2018 (d)	150,000	143,318
4.250%, 07/17/2018 (d)	150,000	142,647
4.250%, 07/23/2018 (d)	200,000	190,154
Federal Home Loan Mortgage Corp.
6.250%, 03/05/2012	300,000	301,135
New Valley Generation IV
4.687%, 01/15/2022	188,282	184,237
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,486,256)		$1,492,400

U.S. TREASURY OBLIGATIONS - 0.24%
U.S. Treasury Inflation Index Bonds
2.375%, 01/15/2025	161,907	164,514
U.S. Treasury Inflation Index Notes
3.375%, 01/15/2012	114,584	120,611
3.000%, 07/15/2012	113,159	117,402
1.875%, 07/15/2013	166,167	161,863
TOTAL U.S. TREASURY OBLIGATIONS (Cost $571,099)		$564,390

	Principal Amount
SHORT TERM INVESTMENTS - 12.51%
Commercial Paper - 8.87%
American Express Credit Corp.
5.180%, 10/10/2006	$3,000,000	$2,996,115
American General Finance
5.240%, 10/24/2006	3,000,000	2,989,957
Chevron Texaco Funding
5.200%, 10/19/2006	3,000,000	2,992,200
General Electric Capital Corporation
5.230%, 10/02/2006	3,000,000	2,999,564
LaSalle Bank Corporation
5.240%, 10/02/2006	3,000,000	2,999,563
Prudential Funding Corp.
5.230%, 11/06/2006	3,000,000	2,984,310
Toyota Motor Credit Corporation
5.230%, 10/30/2006	3,000,000	2,987,361
		20,949,070
U.S. Government Agency Issues - 1.27% (c)
Federal Home Loan Bank
4.900%, 10/03/2006	3,000,000	2,999,183

	Shares
Money Market Funds - 2.37%
Janus Money Market Fund	2,618,440	2,618,440
Phoenix Insight Money Market Fund	2,992,495	2,992,495
		5,610,935
TOTAL SHORT TERM INVESTMENTS (Cost $29,559,188)		$29,559,188

Total Investments (Cost $182,810,950) (f) - 103.02%		243,364,024
Liabilities in Excess of Other Assets - (3.02)%		(7,134,709)
TOTAL NET ASSETS - 100.00%		$236,229,315

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing.
(b)	Foreign issuer.
(c)	The obligations of certain U.S. Government-sponsored entities are neither issued nor
	guaranteed by the United States Treasury.
(d)	The coupon rate shown on variable rate securities represents the rates at September 30, 2006.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These
	securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
(f)	The cost basis of investments for federal income tax purposes at 9/30/06 was as follows*:

	Cost of investments	$182,810,950
	Gross unrealized appreciation	65,242,490
	Gross unrealized depreciation	(4,689,416)
	Net unrealized appreciation	$60,553,074

	*Because tax adjustments are calculated annually, the above table reflects the tax
	adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s
	federal income tax information, please refer to the Notes to Financial Statements
	section in the Fund’s most recent semi-annual or annual report.

COUNTRY Bond Fund
Schedule of Investments
September 30, 2006
(Unaudited)
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 5.63%
AmeriCredit Automobile Receivables Trust
3.480%, 05/06/2010	$349,158	$346,193
Bank One Issuance Trust
5.360%, 10/15/2009 (b)	500,000	500,096
Capital Auto Receivables Asset Trust
5.030%, 10/15/2009	550,000	548,694
Chase Funding Mortgage Loan
4.515%, 02/25/2014	365,744	356,764
Citibank Credit Card Issuance Trust
4.150%, 07/07/2017	200,000	187,068
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021	1,200,000	1,197,915
5.363%, 03/25/2030	400,000	399,022
4.431%, 05/25/2032	547,037	542,384
Federal Home Loan Mortgage Corp.
6.400%, 09/25/2028	405,827	420,610
Green Tree Financial Corporation
6.870%, 01/15/2029	81,373	83,810
New Century Home Equity Loan Trust
3.560%, 11/25/2033	55,732	55,442
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014	400,000	387,629
Residential Asset Securities Corporation
3.250%, 12/25/2028	89,791	89,325
4.767%, 10/25/2032	1,250,000	1,235,816
Structured Asset Securities Corporation
5.540%, 11/25/2032	267,438	265,883
TOTAL ASSET BACKED SECURITIES (Cost $6,622,851)		$6,616,651

CORPORATE BONDS - 14.43%
American General Finance Corporation
5.750%, 03/15/2007	400,000	400,697
American Honda Finance Corporation
4.500%, 05/26/2009 (Acquired 05/18/2004, Cost $299,361) (a)	300,000	295,201
ASIF Global Financing XIX
4.900%, 01/17/2013 (Acquired 01/10/2003, Cost $249,218) (a)	250,000	244,310
Baltimore Gas and Electric Company
6.730%, 06/12/2012	650,000	685,577
Bank of America Corporation
6.975%, 03/07/2037	250,000	284,523
Caterpillar Inc.
5.700%, 08/15/2016	500,000	510,157
Central Illinois Public Service Co.
7.610%, 06/01/2017	300,000	310,464
Central Telephone Company
7.040%, 09/21/2007	500,000	505,833
Citicorp
7.200%, 06/15/2007	250,000	252,840
Comcast Corporation
6.500%, 01/15/2017	750,000	782,881
CSX Corporation
6.420%, 06/15/2010	250,000	259,484
CSX Transportation, Inc.
6.500%, 04/15/2014	600,000	638,345
Daimler-Chrysler NA Holding Co.
4.750%, 01/15/2008	250,000	247,525
FedEx Corp.
6.720%, 07/15/2023	316,859	340,845
Florida Power Corporation
4.800%, 03/01/2013	300,000	290,612
General Electric Capital Corporation
6.500%, 11/01/2006	300,000	299,990
3.000%, 06/27/2018 (b)	856,000	774,915
General Electric Company
5.000%, 02/01/2013	300,000	296,610
GTE South, Inc.
6.125%, 06/15/2007	200,000	200,934
6.000%, 02/15/2008	400,000	402,202
Halliburton Company
6.750%, 02/01/2027	100,000	109,660
Harrah's Operating Company, Inc.
6.500%, 06/01/2016	500,000	490,145
Madison Gas & Electric
6.020%, 09/15/2008	300,000	304,086
Marshall & Ilsley Bank
2.900%, 08/18/2009	163,636	157,505
Merck & Co. Inc.
5.760%, 05/03/2037	200,000	209,026
Merrill Lynch & Co., Inc.
4.970%, 03/12/2007 (b)	1,000,000	992,220
Perforadora Centrale
5.240%, 12/15/2018 (c)	333,348	336,128
Province of Ontario
5.500%, 10/01/2008 (c)	400,000	403,843
Rowan Companies, Inc.
5.880%, 03/15/2012	775,000	789,415
Shell International Finance
5.625%, 06/27/2011 (c)	500,000	511,942
Suntrust Capital II
7.900%, 06/15/2027	200,000	208,976
Target Corporation
5.875%, 07/15/2016	750,000	777,298
U.S. Central Credit Union
2.700%, 09/30/2009	318,182	302,642
U.S. Trade Funding Corp.
4.260%, 11/15/2014 (Acquired 12/14/2004, Cost $295,898) (a)	297,292	289,838
Union Pacific Railroad Company
6.630%, 01/27/2022	379,278	410,126
5.866%, 07/02/2030	500,000	508,740
Vessel Management Services Inc.
4.960%, 11/15/2027	344,000	335,668
Viacom, Inc.
5.750%, 04/30/2011 (Acquired 04/05/2006, Cost $496,980) (a)	500,000	499,003
Wisconsin Bell, Inc.
6.350%, 12/01/2026	1,300,000	1,301,182
TOTAL CORPORATE BONDS (Cost $16,900,729)		$16,961,388

MORTGAGE BACKED SECURITIES - 34.63%
Bank of America Mortgage Securities
5.250%, 10/25/2020	819,670	816,280
Chase Mortgage Finance Corporation
5.500%, 11/25/2035	500,000	499,358
Citicorp Mortgage Securities, Inc
5.000%, 08/25/2020	621,541	615,419
Countrywide Alternative Loan Trust
6.000%, 05/25/2033	546,822	546,088
Deutsche Alternative Mortgage Securities, Inc.
5.500%, 02/25/2036 (Acquired 02/21/2006, Cost $566,373) (a)	567,348	564,517
Deutsche Mortgage Securities, Inc.
5.039%, 06/26/2035 (b)	527,794	524,733
Federal Home Loan Bank
4.840%, 01/25/2012	646,169	636,275
4.720%, 09/20/2012	442,374	432,973
Federal Home Loan Mortgage Corp.
3.247%, 11/15/2008	285,292	279,527
2.478%, 05/15/2010	7,160	7,160
6.000%, 11/15/2011	10,846	10,825
7.000%, 03/01/2012	149,857	152,814
6.900%, 03/15/2013	35,759	35,721
4.500%, 05/01/2013	684,146	670,404
5.125%, 12/15/2013	412,746	409,295
5.500%, 10/01/2014	123,363	123,972
5.000%, 03/01/2015	335,466	332,168
6.500%, 03/01/2015	253,242	258,650
5.000%, 11/15/2018	600,000	586,269
5.750%, 12/15/2018	555,235	556,709
5.000%, 10/01/2020	503,250	494,539
6.500%, 10/01/2029	231,093	236,871
5.000%, 10/15/2031	400,000	386,373
Federal National Mortgage Association
6.500%, 03/01/2008	43,774	43,894
5.000%, 03/01/2010	130,194	129,331
5.000%, 03/01/2013	196,510	195,034
4.500%, 04/01/2013	220,184	215,530
5.000%, 04/01/2013	168,329	167,063
5.000%, 05/01/2013	313,070	310,715
5.500%, 06/01/2013	142,579	143,117
3.500%, 09/01/2013	589,215	559,543
4.500%, 09/01/2013	268,876	262,913
5.500%, 10/01/2013	347,529	349,142
5.000%, 02/01/2014	903,646	896,864
3.500%, 02/25/2015	126,167	123,974
6.000%, 06/25/2016	565,306	568,837
4.500%, 06/25/2018	1,250,000	1,185,010
6.500%, 05/01/2019	121,402	124,873
4.544%, 01/01/2020	335,969	327,026
5.500%, 09/01/2025	583,985	579,825
5.500%, 02/01/2033	307,948	304,440
4.181%, 05/01/2034	259,470	249,782
5.500%, 07/01/2035	1,319,174	1,300,295
5.500%, 12/01/2035	513,311	505,965
5.290%, 11/25/2043	1,000,000	989,747
6.500%, 02/25/2044	411,850	422,030
6.500%, 05/25/2044	477,022	488,249
First Nationwide Trust
6.750%, 10/21/2031	164,155	163,926
First Union National Bank Commercial Mortgage
6.180%, 08/15/2033	90,276	90,846
GE Capital Commercial Mortgage Corporation
4.706%, 05/10/2043	1,000,000	986,306
GMAC Commercial Mortgage Securities Inc.
6.650%, 09/15/2035	263,796	267,449
Government National Mortgage Association
4.500%, 05/20/2014	292,941	284,852
4.104%, 03/16/2018	1,172,118	1,148,546
4.116%, 03/16/2019	919,074	898,827
4.031%, 01/16/2021	1,215,891	1,186,573
6.500%, 04/15/2026	139,979	143,888
8.000%, 07/15/2026	52,772	55,937
4.130%, 02/16/2027	671,901	658,473
3.727%, 03/16/2027	988,579	956,099
6.500%, 07/15/2029	81,272	83,600
7.500%, 11/15/2029	85,915	89,469
6.000%, 06/15/2031	708,461	718,172
6.000%, 02/15/2032	101,607	103,014
5.000%, 01/15/2033	1,234,402	1,201,645
4.920%, 05/16/2034	600,000	586,563
GS Mortgage Securities Corporation II
6.620%, 10/18/2030	209,607	213,199
Heller Financial Commercial Mortgage
7.750%, 01/15/2034	397,257	420,986
JP Morgan Commercial Mortgage Finance Corp.
7.088%, 09/15/2029	29,487	29,542
5.050%, 12/12/2034	300,000	297,080
LB-UBS Commercial Mortgage Trust
6.058%, 06/15/2020	178,064	181,289
Master Adjustable Rate Mortgages Trust
3.818%, 04/21/2034	376,162	367,178
Master Alternative Loan Trust
5.000%, 06/25/2015	396,996	393,036
Merrill Lynch Mortgage Investors, Inc.
5.880%, 12/15/2030	658,863	666,174
Mortgage IT Trust
4.250%, 02/25/2035 (b)	701,115	686,226
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034 (Acquired 01/20/2004, Cost $134,220) (a)	126,598	129,231
6.500%, 10/25/2034 (Acquired 08/18/2004, Cost $209,747) (a)	474,724	483,649
Residential Asset Securitization Trust
4.750%, 02/25/2019	467,666	451,883
Salomon Brothers Mortgage Securities VII
6.168%, 11/13/2036	778,103	787,367
Small Business Administration Participation Certificates
3.530%, 05/01/2013	354,280	339,309
5.080%, 11/01/2022	481,459	479,304
4.640%, 05/01/2023	562,721	547,145
5.570%, 03/01/2026	393,600	399,532
Vendee Mortgage Trust
5.750%, 11/15/2032	200,000	200,753
Wachovia Bank Commercial Mortgage Trust
3.003%, 04/15/2035	601,214	586,354
5.230%, 07/15/2041	250,000	250,531
Washington Mutual
4.119%, 01/25/2033	332,052	330,393
3.177%, 09/25/2033	187,078	185,801
4.846%, 10/25/2035	426,613	420,976
Wells Fargo Mortgage Backed Securities Trust
5.500%, 09/25/2033	400,000	398,016
4.450%, 10/25/2033	814,920	780,473
5.607%, 07/25/2036	1,443,323	1,439,566
TOTAL MORTGAGE BACKED SECURITIES (Cost $41,193,458)		$40,709,317

MUNICIPAL BONDS - 0.42%
Kentucky State Property & Buildings Community Revenue Bond
5.100%, 10/01/2015	500,000	495,375
TOTAL MUNICIPAL BONDS (Cost $501,776)		$495,375

U.S. GOVERNMENT AGENCY ISSUES - 11.98% (d)
Federal Farm Credit Bank
6.690%, 09/08/2010	500,000	530,544
Federal Home Loan Bank
2.750%, 04/05/2007 (b)	700,000	691,138
4.500%, 07/28/2009 (b)	925,000	917,851
3.500%, 11/27/2009 (b)	1,500,000	1,477,925
3.500%, 07/15/2011 (b)	150,000	144,861
4.000%, 06/19/2013 (b)	100,000	97,063
4.000%, 06/26/2013 (b)	290,000	281,210
3.750%, 07/09/2013 (b)	250,000	239,748
4.000%, 07/23/2013 (b)	385,000	377,807
3.500%, 01/30/2014 (b)	1,000,000	994,025
4.000%, 02/27/2014 (b)	700,000	691,518
4.000%, 03/17/2014 (b)	150,000	147,768
4.000%, 07/02/2015 (b)	1,100,000	1,053,320
4.000%, 12/30/2015 (b)	400,000	375,816
4.000%, 03/30/2016 (b)	150,000	145,354
4.000%, 04/22/2016 (b)	340,000	328,780
4.500%, 06/05/2018 (b)	200,000	192,322
4.250%, 06/12/2018 (b)	600,000	577,124
4.250%, 06/19/2018 (b)	400,000	382,058
4.500%, 06/19/2018 (b)	300,000	287,342
4.000%, 06/26/2018 (b)	425,000	406,067
4.500%, 06/26/2018 (b)	350,000	335,871
4.000%, 07/09/2018 (b)	200,000	189,126
4.250%, 07/17/2018 (b)	650,000	618,139
4.500%, 07/23/2018 (b)	200,000	192,492
Federal Home Loan Mortgage Corp.
5.500%, 03/01/2009	76,457	76,482
6.250%, 03/05/2012	800,000	803,026
5.000%, 06/01/2034	390,222	375,345
Federal National Mortgage Association
4.750%, 02/21/2013	300,000	296,669
New Valley Generation IV
4.687%, 01/15/2022	329,494	322,414
Overseas Private Investment Company
3.420%, 01/15/2015	301,219	281,423
Private Export Funding
5.685%, 05/15/2012	250,000	258,655
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $14,002,352)		$14,089,283

U.S. TREASURY OBLIGATIONS - 22.65%
U.S. Treasury Bonds
5.375%, 02/15/2031	1,850,000	1,998,144
4.500%, 02/15/2036	1,500,000	1,437,304
U.S. Treasury Inflation Index Bonds
2.375%, 01/15/2025	1,187,318	1,206,427
U.S. Treasury Inflation Index Notes
0.875%, 04/15/2010	966,582	915,950
3.000%, 07/15/2012	1,357,908	1,408,883
1.875%, 07/15/2013	332,334	323,727
2.000%, 01/15/2014	385,396	378,034
U.S. Treasury Notes
4.000%, 09/30/2007	800,000	792,782
4.250%, 11/30/2007	500,000	496,426
3.375%, 02/15/2008	500,000	490,567
4.625%, 03/31/2008	1,000,000	997,656
4.125%, 08/15/2008	400,000	396,281
3.125%, 09/15/2008	250,000	242,773
4.375%, 11/15/2008	400,000	397,516
4.875%, 05/15/2009	1,000,000	1,005,781
4.875%, 08/15/2009	2,000,000	2,013,594
3.500%, 02/15/2010	500,000	482,832
4.000%, 03/15/2010	300,000	294,305
3.875%, 07/15/2010	500,000	487,969
4.250%, 10/15/2010	1,000,000	987,578
4.500%, 11/15/2010	800,000	797,250
4.750%, 03/31/2011	1,000,000	1,006,133
4.625%, 08/31/2011	2,000,000	2,002,188
4.250%, 11/15/2014	300,000	292,570
4.000%, 02/15/2015	200,000	191,445
4.125%, 05/15/2015	1,100,000	1,061,543
4.250%, 08/15/2015	1,000,000	972,773
4.500%, 11/15/2015	500,000	495,156
4.875%, 08/15/2016	3,000,000	3,056,718
TOTAL U.S. TREASURY OBLIGATIONS (Cost $26,791,375)		$26,630,305

SHORT TERM INVESTMENTS - 11.22%
Commercial Paper - 7.63%
American Express Credit Corp.
5.240%, 11/01/2006	3,000,000	2,986,463
General Electric Capital
5.340%, 10/10/2006	1,000,000	998,665
5.230%, 10/25/2006	3,000,000	2,989,540
LaSalle Bank Corporation
5.240%, 10/02/2006	1,000,000	999,855
Toyota Motor Credit Corporation
5.230%, 10/03/2006	1,000,000	999,709
		8,974,232

	Shares
Money Market Fund - 3.59%
Phoenix Insight Money Market Fund	4,216,632	4,216,632
TOTAL SHORT TERM INVESTMENTS (Cost $13,190,864)		$13,190,864

Total Investments (Cost $119,203,405) (e) - 100.96%		118,693,183
Liabilities in Excess of Other Assets - (0.96)%		(1,125,313)
TOTAL NET ASSETS - 100.00%		$117,567,870

Percentages are stated as a percent of net assets.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These
	securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
(b)	The coupon rate shown on variable rate securities represents the rates at September 30, 2006.
(c)	Foreign issuer.
(d)	The obligations of certain U.S. Government-sponsored entities are neither issued nor
	guaranteed by the United States Treasury.
(e)	The cost basis of investments for federal income tax purposes at 9/30/06 was as follows*:

	Cost of investments	$119,218,112
	Gross unrealized appreciation	677,776
	Gross unrealized depreciation	(1,202,705)
	Net unrealized depreciation	$(524,929)

	*Because tax adjustments are calculated annually, the above table reflects the tax
	adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s
	federal income tax information, please refer to the Notes to Financial Statements
	section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) COUNTRY Mutual Funds Trust

By (Signature and Title) /s/Philip T. Nelson
Philip T. Nelson, President

Date November 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Philip T. Nelson
Philip T. Nelson, President

Date November 15, 2006

By (Signature and Title) /s/Kurt F. Bock
Kurt F. Bock, Treasurer

Date November 15, 2006